LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities. The Company itself has not introduced commercially any products. To date, the Company has used primarily equity financings, and to a lesser extent, licensing income, interest income and the cash received from its 2009 merger with Cell Genesys, Inc. (Cell Genesys), to fund its ongoing business operations and short-term liquidity needs.

        As of September 30, 2012, the Company had $38,049,095 of cash and cash equivalents. As of September 30, 2012, the Company had outstanding $8,277,850 in aggregate principal amount of its 3.125% convertible senior notes due May 1, 2013. In August 2012, the Company completed an offering of an aggregate of 2,359,932 shares of the Company's common stock and warrants to purchase an aggregate of 1,179,966 shares of the Company's common stock, resulting in net proceeds of $3,268,798, after deducting placement agent fees and other offering expenses. See Note 7, "Stockholders' Equity," for additional discussion regarding the August 2012 registered direct offering.

        Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations. Assuming the Company's pending merger with ANIP Acquisition Company d/b/a ANI Pharmaceuticals, Inc. (ANI) is completed during the first quarter of 2013 (see Note 10, "Subsequent Events"), the Company expects its cash and cash equivalents as of September 30, 2012 to meet the Company's liquidity requirements through at least the Company's anticipated closing of the merger, including the requirement under our merger agreement to have at least $17 million of net cash (as defined in the merger agreement) available upon the closing of the merger. If the Company's pending merger with ANI is not completed, the Company will need to reevaluate its strategic alternatives, which may include a sale of the company, liquidation of the company or other strategic transaction. The Company's liquidity position will be dependent upon the strategic alternative selected; however, assuming the Company does not enter into another strategic transaction, and assuming the Company decides not to commence the two new efficacy trials for LibiGel, the Company expects its cash and cash equivalents as of September 30, 2012 will be sufficient to meet the Company's liquidity requirements for at least the next 3-5 years. Additional financing would be required should the Company decide to commence the two new efficacy trials for LibiGel. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to attempt to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance, together with an inability to raise additional financing when needed, may impair the Company's ability to complete its proposed merger with ANI, execute other strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the Company's business and future prospects, the future value of the Company and/or economic and market conditions deteriorate. In addition, the Company's ability to raise additional financing is limited by the terms of its agreement and plan of merger with ANI. See Note 10, "Subsequent Events." If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to reduce its operating costs or the Company may be forced to complete other strategic alternatives, such as winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.

3. LIQUIDITY AND CAPITAL RESOURCES

        Substantially all of the Company's revenue to date has been derived from upfront, milestone and royalty payments earned on licensing transactions and from subcontracts. The Company's business operations to date have consisted mostly of licensing and research and development activities and the Company expects this to continue for the immediate future. The Company has not introduced commercially any products. If and when the Company's products for which it has not entered into marketing relationships receive FDA approval, the Company may begin to incur other expenses, including sales and marketing related expenses if it chooses to market the products itself.

        During 2011, the Company raised approximately $68.9 million in net proceeds, after deducting placement agent fees, underwriters' discounts, commissions and other offering expenses, through the sale of common stock in an underwritten public offering and common stock and warrants in a registered direct offering, as more fully described in Note 9, "Stockholders' Equity."

        As of December 31, 2011, the Company had $57.2 million of cash and cash equivalents. Absent the receipt of any additional licensing income or financing, the Company expects its cash and cash equivalents balance to decrease as the Company continues to use cash to fund its operations, including in particular its LibiGel Phase III safety study if the Company decides to continue such study. As of March 12, 2012, the Company has $11.8 million in aggregate principal amount of 3.125% convertible senior notes due May 1, 2013 outstanding. In February 2012, the Company issued an aggregate of approximately 1.9 million shares of its common stock to one of the holders of the Company's 3.125% convertible senior notes due May 1, 2013 in exchange for cancellation of $9.0 million in aggregate principal amount of such notes, including accrued and unpaid interest. Assuming the Company continues its LibiGel Phase III safety study, the Company expects its cash and cash equivalents as of December 31, 2011 to meet its liquidity requirements through mid 2013. If the Company terminates its LibiGel Phase III safety study and assuming that the Company does so during the second quarter of 2012 and assuming no other corporate product development and activities, the Company expects its cash and cash equivalents to meet its liquidity requirements through late 2014. These estimates may prove incorrect or the Company, nonetheless, may choose to raise additional financing earlier.

        The Company's future capital requirements will depend upon numerous factors, including:

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  the progress, timing, cost and results of the Company's preclinical and clinical development programs, including in particular if the Company decides to continue its LibiGel Phase III safety study;
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  whether the Company in-licenses additional new products that require further development;

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  the cost, timing and outcome of regulatory actions with respect to the Company's products;

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  the Company's ability to obtain value from its current products and technologies and its ability to out-license its products and technologies to third parties for development and commercialization and the terms of such out-licensings;

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  the Company's ability to acquire or in-license additional new products and technologies and the costs and expenses of such acquisitions or licenses;

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  the timing and amount of any royalties, milestone or other payments that the Company may receive from or be obligated to pay to current and potential licensors, licensees and other third parties;

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  the costs of preparing, filing, prosecuting, maintaining and enforcing patent claims and other intellectual property rights;

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  the emergence of competing products and technologies, and other adverse market developments;

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  the perceived, potential and actual commercial success of the Company's products;

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  the outstanding principal amount of the Company's 3.125% convertible senior notes due May 1, 2013 that are scheduled to mature and become due and payable on May 1, 2013 and the Company's ability to avoid a "fundamental change" or an "event of default" under the indenture governing such notes, which may cause such notes to become due and payable prior to their maturity date on May 1, 2013;

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  the Company's operating expenses;

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  the success, progress, timing and costs of the Company's business development efforts to implement business collaborations, licenses and other business combinations or transactions, and the Company's efforts to evaluate various strategic alternatives available with respect to its products and the Company; and

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  the resolution of the Company's pending purported class action litigation.

        The Company does not have any existing credit facilities under which the Company could borrow funds. In the event that the Company would require additional working capital to fund future operations, the Company could seek to acquire such funds through additional equity or debt financing arrangements. If the Company raises additional funds by issuing equity securities, the Company's stockholders may experience dilution. Debt financing, if available, may involve covenants restricting the Company's operations or the Company's ability to incur additional debt. There is no assurance that any financing transaction will be available on terms acceptable to the Company, or at all. As an alternative to raising additional financing, the Company may choose to license one or more of its products or technologies to a third party who may finance a portion or all of the continued development and, if approved, commercialization of that licensed product, sell certain assets or rights under the Company's existing license agreements or enter into other business collaborations or combinations, including the possible sale of the Company. In addition, from time to time, the Company may purchase, exchange or restructure its outstanding convertible senior notes through cash purchases and/or exchanges for other equity securities of the Company, in open market purchases, privately negotiated transactions and/or a tender offer. Such additional purchases, exchanges or restructurings, if any, will depend on prevailing market conditions, the Company's available cash and cash equivalents, the Company's liquidity requirements, contractual restrictions and other factors. Such future purchases, exchanges or restructurings could dilute the percentage ownership of the Company's stockholders, result in the issuance of securities at a discount to market price or that may have rights, preferences or privileges senior to those of the Company's existing stockholders and/or decrease the Company's cash balance. A significant decrease in the Company's cash balance may impair the Company's ability to execute strategic alternatives or leave the Company without sufficient cash remaining for operations.

        The announcement of the results of the Company's LibiGel Phase III efficacy trials has significantly depressed the trading price of the Company's common stock and if the Company terminates its LibiGel Phase III safety study, the trading price of the Company's common stock could be depressed further and affect adversely the Company's ability to raise additional capital. The decrease in the trading price of the Company's common stock has resulted in the bid price for the Company's common stock failing to meet the minimum $1.00 per share required for continued inclusion on The NASDAQ Global Market. The Company has until July 30, 2012 to regain compliance with the minimum bid price requirement. In order to regain compliance, shares of the Company's common stock must maintain a minimum bid closing price of at least $1.00 per share for a minimum of 10 consecutive business days. If the Company does not regain compliance by July 30, 2012, the Company may transfer its common stock listing to The NASDAQ Capital Market and be eligible for an additional 180-day grace period if the Company meets the market value of publicly held shares requirement for continued listing and all other initial inclusion requirements for listing on The NASDAQ Capital Market, other than the minimum bid price requirement. In order to be afforded the additional 180-day compliance period, the Company also would need to provide NASDAQ written notice of the Company's intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Company does not indicate its intent to cure the deficiency or if it does not appear to NASDAQ that it is possible for the Company to cure the deficiency, the Company will not be eligible for the second 180-day grace period and its common stock will be subject to delisting, which delisting determination the Company may appeal to a hearings panel at that time. A delisting of the Company's common stock from NASDAQ or even the transfer of the Company's common stock listing to The NASDAQ Capital Market could result in further decreases in the trading price of the Company's common stock and, among other things, could harm the Company's ability to raise financing.

        In addition, the announcement of the results of the Company's LibiGel Phase III efficacy trials has resulted in pending purported class action litigation of which the Company, along with its President and Chief Executive Officer, are defendants, which litigation is described in more detail in Note 13, "Commitments and Contingencies". While the Company believes the actions are without merit and intends to defend the actions vigorously, such litigation could divert management's attention, harm the Company's business and/or reputation and result in significant liabilities, as well as harm the Company's ability to raise financing.

        The Company can provide no assurance that additional financing, if needed, will be available on terms favorable to the Company, or at all. This is particularly true if investors are not confident in the future value of the Company, the Company loses the NASDAQ listing of its common stock and/or economic and market conditions deteriorate. If adequate funds are not available or are not available on acceptable terms when the Company needs them, the Company may need to cut its operating costs further or the Company may be forced to explore other strategic alternatives, such as selling or merging the Company or winding down its operations and liquidating the Company. In such case, the Company's stockholders could lose some or all of their investment.